Segments Capital Expenditures and Deferred Drydocking Expenditures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Capital Expenditures and Deferred Drydocking Expenditures	$ 178,605	$ 55,222	$ 37,058
Domestic Offshore
Segment Reporting Information [Line Items]
Capital Expenditures and Deferred Drydocking Expenditures	42,016	27,088	11,133
International Offshore
Segment Reporting Information [Line Items]
Capital Expenditures and Deferred Drydocking Expenditures	114,235	4,324	6,469
Inland
Segment Reporting Information [Line Items]
Capital Expenditures and Deferred Drydocking Expenditures	1,560	213	758
Domestic Liftboats
Segment Reporting Information [Line Items]
Capital Expenditures and Deferred Drydocking Expenditures	9,692	11,866	9,987
International Liftboats
Segment Reporting Information [Line Items]
Capital Expenditures and Deferred Drydocking Expenditures	8,489	11,217	7,470
Delta Towing
Segment Reporting Information [Line Items]
Capital Expenditures and Deferred Drydocking Expenditures	0	301	927
Corporate
Segment Reporting Information [Line Items]
Capital Expenditures and Deferred Drydocking Expenditures	$ 2,613	$ 213	$ 314